COMMITMENTS AND CONTINGENCY (Details 2) (USD $)				0 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	May 16, 2013 Litigation with former shareholders of DMG	Feb. 19, 2013 Litigation with former shareholders of DMG	Nov. 21, 2011 Litigation with former shareholders of DMG	Feb. 25, 2011 Litigation with former shareholders of DMG	Dec. 31, 2012 Litigation with former shareholders of DMG	Jan. 07, 2013 Litigation with former shareholders of DMG	Aug. 13, 2012 Litigation with former shareholders of DMG	Nov. 03, 2011 Litigation with former shareholders of DMG	Nov. 03, 2011 Litigation with former shareholders of DMG Minimum	Dec. 31, 2012 National Standard item
COMMITMENTS AND CONTINGENCY
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have been converted													11
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have not been converted													6
Number of cities in which entity may be responsible for capital expenditures required for conversion of digital television broadcasting infrastructure													3
Maximum expected cost of converting the equipment													$ 500,000
Amount sought under order of attachment						60,000,000	30,000,000
Indemnification claim sought by Group												2,785,633
Expected further consideration on appeal								0
Undertaking required by the ruling to be filed by Former DMG Shareholders											500,000
Amount required to be transferred in assets readily convertible into U.S. Currency, to be held in the custody of the New York City Sheriff's Office under August 13 Order										60,000,000
Amount of assets of its subsidiaries located outside PRC, arranged to be held in the custody of sheriff									4,500,000
Amount to be deposited into an escrow account controlled by the Sheriff		60,000,000								60,000,000
Gross amount requested to be deposited into an escrow account before deduction of current deposit amount, with the Jun He Law Offices as escrow agent, under Feburary 19 Order					60,000,000
Amount currently being on deposit with the New York City Sheriff's Office					4,500,000
Minimum amount transferred to the New York City Sheriffs Office recorded as restricted cash	4,500,000							3,200,000
Balance amount to be transferred to Sheriff under August 13 Order	55,500,000							56,800,000
Fine contempt sanction					250
Estimated plaintiffs' attorneys' fee					282,000
Plaintiffs' attorneys' fee awarded				185,892
Fine awarded to plaintiffs				250
Amount awarded to plaintiff				186,142
Period for payment of attorneys' fees				15 days
Accrued interest on unpaid but challenged post-closing consideration	9,368,145		3,375,000					9,368,145
Potential loss that could result from litigation								67,000,000
Provision for potential loss								0
Accrual for capital expenditures													$ 0